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                                  SEFTON FUNDS TRUST


July 1, 1997

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Sefton Funds Trust (the "Trust"): File Nos. 33-88568 and 811-8948

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As a assistant secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated June 30, 1997, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on June 30, 1997.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8619.



Sincerely,


/s/ Alaina Metz
Alaina Metz
Assistant Secretary
Sefton Funds Trust